Goodwill - Summary of assumptions used in the estimation of the recoverable amount (Details)	Dec. 31, 2022
Prevention Emea Within Prevention Segment
Disclosure of reconciliation of changes in goodwill [line items]
Pre-tax discount rate (%)	16.80%
Terminal value growth rate (%)	3.20%
Average revenue growth rate (%)	25.10%
Diagnostics Emea Within Diagnostics Segment
Disclosure of reconciliation of changes in goodwill [line items]
Pre-tax discount rate (%)	16.80%